Submission	May 27, 2026
Submission [Line Items]
Central Index Key	0001702494
Registrant Name	AEP Transmission Company, LLC
Registration File Number	333-277662
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES